Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,642,067.43

Principal:
Principal Collections	$22,188,853.40
Prepayments in Full	$22,345,019.76
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$44,533,873.16
Collections	$48,175,940.59

Purchase Amounts:
Purchase Amounts Related to Principal	$812,695.41
Purchase Amounts Related to Interest	$4,164.54
Sub Total	$816,859.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,992,800.54

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,992,800.54
Servicing Fee	$869,336.74	$869,336.74	$0.00	$0.00	$48,123,463.80
Interest - Class A-1 Notes	$31,777.90	$31,777.90	$0.00	$0.00	$48,091,685.90
Interest - Class A-2 Notes	$114,233.33	$114,233.33	$0.00	$0.00	$47,977,452.57
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$47,838,817.57
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$47,785,435.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,785,435.32
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$47,758,872.32
Second Priority Principal Payment	$18,528,068.24	$18,528,068.24	$0.00	$0.00	$29,230,804.08
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$29,209,238.08
Third Priority Principal Payment	$21,040,000.00	$21,040,000.00	$0.00	$0.00	$8,169,238.08
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$8,134,697.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,134,697.41
Regular Principal Payment	$139,742,963.01	$8,134,697.41	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,992,800.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$18,528,068.24
Third Priority Principal Payment					$21,040,000.00
Regular Principal Payment					$8,134,697.41
Total					$47,702,765.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$47,702,765.65	$203.08	$31,777.90	$0.14	$47,734,543.55	$203.22
Class A-2 Notes	$0.00	$0.00	$114,233.33	$0.33	$114,233.33	$0.33
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$47,702,765.65	$44.46	$420,698.15	$0.39	$48,123,463.80	$44.85

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$179,311,031.25	0.7633505	$131,608,265.60	0.5602736
Class A-2 Notes	$342,700,000.00	1.0000000	$342,700,000.00	1.0000000
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$1,017,461,031.25	0.9481954	$969,758,265.60	0.9037401

Pool Information
Weighted Average APR	4.349%	4.330%
Weighted Average Remaining Term	55.54	54.77
Number of Receivables Outstanding	49,464	47,569
Pool Balance	$1,043,204,082.89	$997,856,147.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,000,698,888.59	$956,852,963.01
Pool Factor	0.9517866	0.9104126

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$14,967,842.22
Yield Supplement Overcollateralization Amount	$41,003,184.93
Targeted Overcollateralization Amount	$50,490,785.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,097,882.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		164	$1,366.38
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$1,366.38
Cumulative Net Losses Last Collection Period			$6,879.36
Cumulative Net Losses for all Collection Periods			$8,245.74

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.88%	404	$8,737,622.66
61-90 Days Delinquent	0.04%	14	$401,938.61
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.92%	418	$9,139,561.27

Repossession Inventory:
Repossessed in the Current Collection Period		7	$155,744.31
Total Repossessed Inventory		8	$174,232.50

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0077%
Current Collection Period			0.0016%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0020%
Current Collection Period			0.0294%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer